Financial risk management and financial instruments - Income Statement Impact (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Financial risk management and financial instruments
Net (loss)/gain on derivative instruments	R (2,465)	R (3,876)	R 649
Foreign exchange contracts
Financial risk management and financial instruments
Net (loss)/gain on derivative instruments	(794)	121	(1,107)
Crude oil options
Financial risk management and financial instruments
Net (loss)/gain on derivative instruments	(498)	(3,303)	(237)
Zero-cost collar
Financial risk management and financial instruments
Net (loss)/gain on derivative instruments	323	936	1,608
Crude oil futures
Financial risk management and financial instruments
Net (loss)/gain on derivative instruments	265	(687)	277
Coal swaps
Financial risk management and financial instruments
Net (loss)/gain on derivative instruments	91	(1,024)	94
Ethane swaps
Financial risk management and financial instruments
Net (loss)/gain on derivative instruments	(462)	29
Interest rate swaps
Financial risk management and financial instruments
Net (loss)/gain on derivative instruments	(1,475)	R 52	R 14
Other forex derivative
Financial risk management and financial instruments
Net (loss)/gain on derivative instruments	R 85